Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,752.74
Total Fee Amount	5,752.74
Total Transaction Valuation	37,575,044
Total Offset Amount	0
Net Fee	$ 0